Long-term debt (Tables)	12 Months Ended
Dec. 31, 2019
Long-term debt
Schedule of the long-term debt

	2019	2018
	$	$

CIBC loan	11,864,385	11,955,245
Less: Current portion	5,144,461	1,339,583
Long-term portion	6,719,924	10,615,662

Schedule of changes during the period for long-term debt

	2019	2018
	$	$

Balance - Beginning of period	11,955,245	—
Proceeds received	—	12,500,000
Transaction costs	—	(930,520)
Interest and accretion expense	1,240,911	517,409
Repayment	(1,331,771)	(131,644)
Balance - End of period	11,864,385	11,955,245
Less: Current portion	5,144,461	1,339,583
Long-term portion	6,719,924	10,615,662

Schedule of variables used to determine the fair value of purchase warrants issued for borrowings

	2019		2018

Share price	$14.75		$5.50
Volatility	54%		86%
Expected life of warrants	3.6	years	4.6	years
Risk free interest rate	1.68%		1.88%
Dividend yield	—		—